Employee Benefit Plans - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure
401(k) plan, percentage of employer match (in percent)	3.00%
401(k) plan, maximum percentage contribution by employer (in percent)	6.00%
SERP
Defined Benefit Plan Disclosure
SERP, accrued liability	$ 1,800
SERP, accrued expense	$ 39,000	$ 400